Equity Accounted Investees - Aradigm (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in the investments in equity-accounted investees
Balance	€ 201,345	€ 76,728	€ 54,296
Share of profit / (losses)	(19,887)	6,933	(8,280)
Share of other comprehensive income / translation differences	(27,134)	10,671	2,673
Impairment losses	(6,692)
Balance	219,009	201,345	76,728
Aradigm
Movement in the investments in equity-accounted investees
Balance	9,291	19,799
Share of profit / (losses)	(4,324)	(10,185)
Share of other comprehensive income / translation differences	869	(323)
Impairment losses	€ (5,836)
Balance		€ 9,291	€ 19,799